Expense Example - AAM Crescent CLO ETF - AAM Crescent CLO ETF Class	Oct. 14, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 126